CONTINGENCIES AND COMMITMENTS (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$117	$130	$-	$-	$247
Environmental Bonds	38	75	66	-	179
Convertible Notes (Note 6)	21,364	-	-	-	21,364
Sprott Facility (Note 5)	3,883	-	-	-	3,883
Totals	$25,402	$205	$66	$-	$25,673